Offerings	Dec. 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of:
Maximum Aggregate Offering Price	$ 6,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 894.89
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of ordinary shares, no par value per share, of the registrant (the “Ordinary Shares”) that may become issuable to prevent dilution resulting from share splits, share combinations, dividends, recapitalizations or similar transactions with respect to the Ordinary Shares.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) Ordinary shares, no par value per share
Fee Rate	0.01381%
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of ordinary shares, no par value per share, of the registrant (the “Ordinary Shares”) that may become issuable to prevent dilution resulting from share splits, share combinations, dividends, recapitalizations or similar transactions with respect to the Ordinary Shares.

No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii) Warrants to purchase ordinary shares
Fee Rate	0.01381%
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of ordinary shares, no par value per share, of the registrant (the “Ordinary Shares”) that may become issuable to prevent dilution resulting from share splits, share combinations, dividends, recapitalizations or similar transactions with respect to the Ordinary Shares.

No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share, issuable upon the exercise of the Warrants included in the units
Maximum Aggregate Offering Price	$ 5,184,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 715.91
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of ordinary shares, no par value per share, of the registrant (the “Ordinary Shares”) that may become issuable to prevent dilution resulting from share splits, share combinations, dividends, recapitalizations or similar transactions with respect to the Ordinary Shares.